Share-Based Compensation Share-Based Compensation (Narrative) (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2024 USD ($) option / rSU shares	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Common stock, capital shares reserved for future issuance | shares	95
Share-based Payment Arrangement, Expense	$ 362	$ 380	$ 343
Allocated Share-Based Compensation Liability Awards	7	19	30
Restructuring and impairment charges	(5)	(1)	0
Share-based Payment Arrangement, Expensed and Capitalized, Amount, Total	364	398	376
Income tax benefits recognized in earnings related to share-based compensation	68	73	62
Share-Based Payment Arrangement, Exercise of Option, Tax Benefit	33	36	44
Unrecognized compensation cost related to nonvested share-based compensation grants	$ 398
Weighted-average period for recognizing unrecognized compensation	2 years
Acquisition-related awards remaining vesting period	3 years
Percent of liability awards granted to senior officers	34.00%
Share-based Compensation
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Acquisition and divestiture-related charges	$ 0	$ 0	$ 3
Restricted Stock Units (RSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award equivalence, ratio of stock options to RSUs | option / rSU	4
Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option exercisable life	10 years
Award equivalence, ratio of stock options to RSUs | option / rSU	1
PEP Equity Performance Unit [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percent of equity awards granted to Senior Officers as performance-based RSUs	66.00%